JHB
Nuveen High Income November 2021 Target Term Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 115.9% (100.0% of Total Investments)
	CORPORATE BONDS – 106.9% (92.3% of Total Investments)
	Aerospace & Defense – 1.6%
$3,000	Bombardier Inc, 144A	8.750%	12/01/21	B	$3,240,000
5,750	Bombardier Inc, 144A	5.750%	3/15/22	B	5,850,625
8,750	Total Aerospace & Defense				9,090,625
	Airlines – 2.9%
5,675	Air Canada, 144A	7.750%	4/15/21	BB+	6,079,343
784	American Airlines 2013-2 Class B Pass Through Trust, 144A	5.600%	7/15/20	BBB-	796,917
1,675	American Airlines Group Inc, 144A	4.625%	3/01/20	BB-	1,685,469
31	Continental Airlines 2007-1 Class B Pass Through Trust	6.903%	4/19/22	BBB-	31,843
170	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	11/10/19	A	171,113
500	United Airlines Holdings Inc	6.000%	12/01/20	BB	518,909
6,700	Virgin Australia Holdings Ltd, 144A	7.875%	10/15/21	B	6,837,350
15,535	Total Airlines				16,120,944
	Auto Components – 1.7%
7,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp	5.875%	2/01/22	BB+	7,074,375
2,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.250%	2/01/22	BB+	2,052,000
9,000	Total Auto Components				9,126,375
	Automobiles – 1.0%
6,006	Aston Martin Capital Holdings Ltd, 144A	6.500%	4/15/22	B3	5,264,259
	Banks – 1.8%
2,000	Banco Nacional de Costa Rica, 144A	5.875%	4/25/21	B1	2,032,520
2,410	CIT Group Inc	4.125%	3/09/21	BB+	2,452,175
2,000	Turkiye Is Bankasi AS, 144A	5.000%	4/30/20	B+	2,005,000
1,650	Ukreximbank Via Biz Finance PLC, 144A	9.625%	4/27/22	B	1,718,426
1,844	UniCredit SpA, 144A	3.750%	4/12/22	Baa1	1,885,676
9,904	Total Banks				10,093,797
	Building Products – 0.5%
2,750	Omnimax International Inc, 144A	12.000%	8/15/20	Caa1	2,722,500
	Chemicals – 1.6%
2,705	CF Industries Inc, 144A	3.400%	12/01/21	BBB-	2,751,898
2,475	Methanex Corp	5.250%	3/01/22	Baa3	2,570,923

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Chemicals (continued)
$3,545	WR Grace & Co-Conn, 144A	5.125%	10/01/21	BB-	$3,682,723
8,725	Total Chemicals				9,005,544
	Commercial Services & Supplies – 4.8%
7,025	ADT Security Corp	6.250%	10/15/21	BB-	7,481,625
2,854	APX Group Inc	8.750%	12/01/20	CCC	2,804,055
6,250	GFL Environmental Inc, 144A	5.625%	5/01/22	CCC+	6,390,625
1,500	Pitney Bowes Inc	4.125%	9/15/20	BB+	1,509,375
2,000	Pitney Bowes Inc	4.125%	10/01/21	BB+	2,010,000
5,450	RR Donnelley & Sons Co	7.875%	3/15/21	B-	5,627,125
500	RR Donnelley & Sons Co	7.000%	2/15/22	B-	515,000
25,579	Total Commercial Services & Supplies				26,337,805
	Communications Equipment – 1.0%
3,462	CommScope Inc, 144A	5.000%	6/15/21	B-	3,463,039
2,000	IHS Netherlands Holdco BV, Reg S	9.500%	10/27/21	B+	2,037,000
5,462	Total Communications Equipment				5,500,039
	Construction & Engineering – 0.4%
2,100	AECOM Global II LLC / URS Fox US LP	5.000%	4/01/22	B+	2,163,000
	Consumer Finance – 4.6%
4,585	Ally Financial Inc	4.125%	2/13/22	BBB-	4,688,163
7,752	Credit Acceptance Corp	6.125%	2/15/21	BB	7,771,380
2,100	Navient Corp	6.625%	7/26/21	BB	2,205,000
6,225	Navient Corp	7.250%	1/25/22	BB	6,707,437
995	SLM Corp	5.125%	4/05/22	BB+	1,019,875
3,000	Springleaf Finance Corp	7.750%	10/01/21	BB-	3,262,500
24,657	Total Consumer Finance				25,654,355
	Containers & Packaging – 1.5%
120	Graphic Packaging International LLC	4.750%	4/15/21	BB+	123,900
6,995	Owens-Brockway Glass Container Inc	5.000%	1/15/22	BB-	7,214,993
920	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A	5.803%	7/15/21	B+	921,150
8,035	Total Containers & Packaging				8,260,043
	Diversified Financial Services – 2.6%
6,000	Avation Capital SA, 144A	6.500%	5/15/21	BB-	6,210,000
3,000	Ford Motor Credit Co LLC	3.339%	3/28/22	BBB	3,003,844
2,798	Park Aerospace Holdings Ltd, 144A	3.625%	3/15/21	BBB-	2,818,425
4,280	PHH Corp	6.375%	8/15/21	N/R	2,439,600
16,078	Total Diversified Financial Services				14,471,869
	Diversified Telecommunication Services – 2.5%
9,195	CenturyLink Inc	5.800%	3/15/22	BB	9,689,231

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Diversified Telecommunication Services (continued)
$4,250	Cogent Communications Group Inc, 144A	5.375%	3/01/22	Ba3	$4,420,000
13,445	Total Diversified Telecommunication Services				14,109,231
	Electric Utilities – 1.8%
4,098	Calpine Corp, 144A	6.000%	1/15/22	BB+	4,111,728
3,625	Eskom Holdings SOC Ltd, 144A	5.750%	1/26/21	BBB+	3,649,897
2,000	Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	2,055,020
9,723	Total Electric Utilities				9,816,645
	Electronic Equipment, Instruments & Components – 1.3%
6,647	Anixter Inc	5.125%	10/01/21	BBB-	6,912,880
	Energy Equipment & Services – 1.9%
2,559	FTS International Inc	6.250%	5/01/22	B	2,085,585
6,700	Nabors Industries Inc	4.625%	9/15/21	BB	6,331,500
2,874	Unit Corp	6.625%	5/15/21	B	2,184,240
12,133	Total Energy Equipment & Services				10,601,325
	Equity Real Estate Investment Trust – 1.3%
3,706	Equinix Inc	5.375%	1/01/22	BBB-	3,789,385
3,275	Iron Mountain Inc, 144A	4.375%	6/01/21	BB-	3,308,438
6,981	Total Equity Real Estate Investment Trust				7,097,823
	Food & Staples Retailing – 0.2%
85	Smithfield Foods Inc, 144A	2.650%	10/03/21	BBB	84,183
1,010	Smithfield Foods Inc, 144A	3.350%	2/01/22	BBB	1,013,041
1,095	Total Food & Staples Retailing				1,097,224
	Health Care Providers & Services – 5.2%
1,900	Acadia Healthcare Co Inc	6.125%	3/15/21	B-	1,902,375
8,250	CHS/Community Health Systems Inc	5.125%	8/01/21	BB	8,229,375
310	Fresenius Medical Care US Finance II Inc, 144A	5.875%	1/31/22	BBB	330,794
8,000	HCA Inc.	7.500%	2/15/22	Ba2	8,866,400
4,325	Owens & Minor Inc	3.875%	9/15/21	B	4,195,250
5,000	Tenet Healthcare Corp	8.125%	4/01/22	B-	5,412,500
27,785	Total Health Care Providers & Services				28,936,694
	Hotels, Restaurants & Leisure – 4.7%
7,375	International Game Technology PLC, 144A	6.250%	2/15/22	BB+	7,782,598
6,825	MGM Resorts International	6.625%	12/15/21	BB	7,401,712
5,922	NCL Corp Ltd, 144A	4.750%	12/15/21	BB+	6,031,320
2,830	Scientific Games International Inc	6.625%	5/15/21	CCC+	2,865,375
1,750	Studio City Co Ltd, 144A	7.250%	11/30/21	BB-	1,792,000
150	Yum! Brands Inc	3.750%	11/01/21	B+	153,375
24,852	Total Hotels, Restaurants & Leisure				26,026,380

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Household Durables – 5.7%
$5,460	KB Home	7.000%	12/15/21	BB-	$5,882,058
2,500	Lennar Corp	4.750%	4/01/21	BBB-	2,553,125
1,250	Lennar Corp	6.250%	12/15/21	BBB-	1,321,875
450	Lennar Corp	4.125%	1/15/22	BBB-	460,688
4,000	M/I Homes Inc	6.750%	1/15/21	BB-	4,040,000
5,205	Meritage Homes Corp	7.000%	4/01/22	BB	5,686,462
4,375	New Home Co Inc	7.250%	4/01/22	B-	4,112,500
4,525	PulteGroup Inc	4.250%	3/01/21	BB+	4,615,500
500	Toll Brothers Finance Corp	5.875%	2/15/22	BBB-	531,875
2,250	TRI Pointe Group Inc	4.875%	7/01/21	BB-	2,317,500
30,515	Total Household Durables				31,521,583
	Independent Power & Renewable Electricity Producers – 0.9%
1,000	AES Corp/VA	4.000%	3/15/21	BB+	1,018,750
3,604	DPL Inc	7.250%	10/15/21	BBB-	3,865,290
4,604	Total Independent Power & Renewable Electricity Producers				4,884,040
	Insurance – 0.7%
3,897	Genworth Holdings Inc	7.625%	9/24/21	B	4,034,993
	Internet & Direct Marketing Retail – 1.3%
6,655	Netflix Inc	5.500%	2/15/22	BB-	7,029,344
	Leisure Products – 0.6%
3,570	Mattel Inc	2.350%	8/15/21	B	3,471,825
	Machinery – 0.3%
1,850	CNH Industrial Capital LLC	3.875%	10/15/21	BBB	1,897,952
	Media – 9.2%
2,500	Cablevision Systems Corp	8.000%	4/15/20	B	2,571,875
5,770	CSC Holdings LLC	6.750%	11/15/21	B	6,217,175
6,985	DISH DBS Corp	6.750%	6/01/21	B1	7,350,315
4,250	Lee Enterprises Inc, 144A	9.500%	3/15/22	B2	4,250,000
5,760	National CineMedia LLC	6.000%	4/15/22	Ba3	5,817,600
5,121	Nexstar Broadcasting Inc, 144A	6.125%	2/15/22	B	5,185,013
7,000	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB	7,019,600
6,250	TEGNA Inc, 144A	4.875%	9/15/21	BB	6,257,812
6,425	Urban One Inc, 144A	7.375%	4/15/22	B2	6,264,375
50,061	Total Media				50,933,765
	Metals & Mining – 8.5%
6,500	AK Steel Corporation	7.625%	10/01/21	B-	6,402,500
8,040	Allegheny Technologies Inc	5.950%	1/15/21	B	8,215,875

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Metals & Mining (continued)
$2,000	Anglo American Capital PLC, 144A	4.125%	4/15/21	BBB	$2,040,200
676	Arconic Inc	5.400%	4/15/21	BBB-	699,346
3,825	Arconic Inc	5.870%	2/23/22	BBB-	4,073,625
2,000	Century Aluminum Co, 144A	7.500%	6/01/21	B+	1,970,000
5,534	Freeport-McMoRan Inc	3.550%	3/01/22	Ba1	5,547,835
1,500	Glencore Finance Canada Ltd, 144A	4.950%	11/15/21	BBB+	1,569,000
3,200	Gold Fields Orogen Holdings BVI Ltd, 144A	4.875%	10/07/20	Baa3	3,253,696
3,250	Petra Diamonds US Treasury PLC, 144A	7.250%	5/01/22	B-	2,567,500
5,000	Steel Dynamics Inc	5.125%	10/01/21	BB+	5,017,800
5,324	Teck Resources Ltd	4.750%	1/15/22	BBB-	5,509,650
413	Vale Overseas Ltd	4.375%	1/11/22	BBB-	426,422
47,262	Total Metals & Mining				47,293,449
	Mortgage Real Estate Investment Trust – 1.2%
6,500	Starwood Property Trust Inc	5.000%	12/15/21	BB-	6,760,000
	Multiline Retail – 0.0%
37	JC Penney Corp Inc	5.650%	6/01/20	CCC+	34,873
	Oil, Gas & Consumable Fuels – 13.9%
3,000	Antero Resources Corp	5.375%	11/01/21	BB+	2,902,500
6,250	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.625%	1/15/22	B-	6,031,250
3,000	Chesapeake Energy Corp	4.875%	4/15/22	B2	2,422,500
1,020	DCP Midstream Operating LP, 144A	4.750%	9/30/21	BB+	1,045,500
480	DCP Midstream Operating LP	4.950%	4/01/22	BB+	495,600
4,500	Denbury Resources Inc, 144A	9.000%	5/15/21	B	4,173,750
3,000	Enviva Partners LP / Enviva Partners Finance Corp	8.500%	11/01/21	BB-	3,067,500
2,910	Martin Midstream Partners LP / Martin Midstream Finance Corp	7.250%	2/15/21	B	2,702,692
3,000	Navigator Holdings Ltd, Reg S, 144A	7.750%	2/10/21	N/R	3,000,248
2,172	Newfield Exploration Co	5.750%	1/30/22	BBB	2,319,970
5,000	NuStar Logistics LP	4.750%	2/01/22	Ba2	5,087,500
4,000	Oasis Petroleum Inc	6.875%	3/15/22	BB-	3,730,000
4,475	Peabody Energy Corp, 144A	6.000%	3/31/22	BB	4,497,375
2,000	Petrobras Global Finance BV	5.375%	1/27/21	Ba2	2,067,000
2,000	Petrobras Global Finance BV	8.375%	5/23/21	Ba2	2,184,500
3,000	Petroleos Mexicanos	4.875%	1/24/22	BBB+	3,120,000
4,000	Petroleos Mexicanos	5.375%	3/13/22	BBB+	4,215,000
3,000	QEP Resources Inc	6.875%	3/01/21	BB-	2,977,500
4,483	Range Resources Corp	5.750%	6/01/21	BB	4,449,377
2,059	Sabine Pass Liquefaction LLC	6.250%	3/15/22	BBB-	2,218,570

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$4,000	Southwestern Energy Co	4.100%	3/15/22	BB	$3,840,000
4,500	Whiting Petroleum Corp	5.750%	3/15/21	BB-	4,297,635
5,000	WPX Energy Inc	6.000%	1/15/22	BB	5,150,000
1,500	YPF SA, 144A	8.500%	3/23/21	Caa2	1,308,750
78,349	Total Oil, Gas & Consumable Fuels				77,304,717
	Pharmaceuticals – 2.3%
6,750	Bausch Health Cos Inc, 144A	6.500%	3/15/22	Ba2	6,977,812
6,199	Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	BBB	5,718,578
12,949	Total Pharmaceuticals				12,696,390
	Real Estate Management & Development – 1.5%
2,900	China Evergrande Group, Reg S, Reg S	8.250%	3/23/22	B2	2,591,234
5,930	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	5.250%	12/01/21	B	5,900,350
8,830	Total Real Estate Management & Development				8,491,584
	Semiconductors & Semiconductor Equipment – 0.6%
850	Microchip Technology Inc	3.922%	6/01/21	Baa3	868,137
2,535	NXP BV / NXP Funding LLC, 144A	4.125%	6/01/21	BBB-	2,600,898
3,385	Total Semiconductors & Semiconductor Equipment				3,469,035
	Specialty Retail – 2.6%
7,000	Foot Locker Inc	8.500%	1/15/22	BB+	7,700,000
2,000	Gap Inc	5.950%	4/12/21	Baa2	2,074,276
3,755	L Brands Inc	6.625%	4/01/21	Ba1	3,961,525
448	L Brands Inc	5.625%	2/15/22	Ba1	472,080
13,203	Total Specialty Retail				14,207,881
	Technology Hardware, Storage & Peripherals – 2.9%
7,000	Dell International LLC / EMC Corp, 144A	5.875%	6/15/21	BB+	7,112,000
2,875	NCR Corp	5.875%	12/15/21	BB	2,896,563
6,085	Seagate HDD Cayman	4.250%	3/01/22	Baa3	6,268,590
15,960	Total Technology Hardware, Storage & Peripherals				16,277,153
	Thrifts & Mortgage Finance – 1.9%
3,280	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	3/15/22	BB	3,413,988
7,211	Nationstar Mortgage LLC / Nationstar Capital Corp	6.500%	7/01/21	B	7,229,027
10,491	Total Thrifts & Mortgage Finance				10,643,015
	Tobacco – 0.9%
5,320	Pyxus International Inc, 144A	8.500%	4/15/21	B2	5,147,100
	Trading Companies & Distributors – 3.0%
5,000	Aircastle Ltd	5.500%	2/15/22	BBB-	5,320,443
6,475	Fly Leasing Ltd	6.375%	10/15/21	BB-	6,588,312

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Trading Companies & Distributors (continued)
$4,750	Fortress Transportation & Infrastructure Investors LLC, 144A	6.750%	3/15/22	BB-	$4,963,750
16,225	Total Trading Companies & Distributors				16,872,505
	Wireless Telecommunication Services – 4.0%
2,100	CenturyLink Inc	5.625%	4/01/20	BB	2,129,085
6,675	Hughes Satellite Systems Corp	7.625%	6/15/21	BB	7,192,312
3,000	MTN Mauritius Investments Ltd, 144A	5.373%	2/13/22	BB+	3,088,392
1,475	Sprint Communications Inc	9.250%	4/15/22	Ba2	1,709,156
6,375	Sprint Corp	7.250%	9/15/21	B+	6,802,763
1,429	T-Mobile USA Inc	4.000%	4/15/22	BB+	1,464,725
529	T-Mobile USA Inc, (3)	4.000%	4/15/22	N/R	—
21,583	Total Wireless Telecommunication Services				22,386,433
$586,488	Total Corporate Bonds (cost $592,518,289)				593,766,994

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 4.9% (4.2% of Total Investments) (4)
	Airlines – 0.7%
$4,000	American Airlines, Inc., 1st Lien Term Loan	4.049%	1-Month LIBOR	2.000%	10/10/21	BB+	$4,006,380
	Commercial Services & Supplies – 0.9%
4,977	Granite Acquisition Inc., Term Loan B	5.604%	3-Month LIBOR	3.500%	12/17/21	B+	4,996,229
	IT Services – 0.9%
4,904	ProQuest LLC, New Term Loan B	5.294%	1-Month LIBOR	3.250%	10/24/21	B	4,909,449
	Software – 1.7%
2,990	Infor (US), Inc., Term Loan B6	4.854%	3-Month LIBOR	2.750%	2/01/22	Ba3	2,997,423
6,707	MA FinanceCo., LLC, Term Loan B2	4.294%	1-Month LIBOR	2.250%	11/30/21	BB+	6,710,237
9,697	Total Software						9,707,660
	Specialty Retail – 0.7%
3,750	PetSmart, Inc., Consenting Term Loan	6.040%	1-Month LIBOR	4.000%	3/11/22	B	3,665,438
$27,328	Total Variable Rate Senior Loan Interests (cost $27,113,442)						27,285,156

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 3.4% (2.9% of Total Investments)
	Argentina – 0.2%
$2,000	Argentine Republic Government International Bond	6.875%	4/22/21	Caa2	$980,020
	Egypt – 1.3%
6,750	Egypt Government International Bond, 144A	6.125%	1/31/22	B+	6,956,483

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Honduras – 0.3%
$1,500	Honduras Government International Bond	8.750%	12/16/20	BB-	$1,599,390
	Nigeria – 0.3%
1,750	Nigeria Government International Bond, 144A	6.750%	1/28/21	B+	1,811,250
	Sri Lanka – 0.6%
3,500	Sri Lanka Government International Bond, 144A	5.750%	1/18/22	B	3,510,427
	Turkey – 0.7%
3,625	Turkey Government International Bond	5.125%	3/25/22	BB-	3,651,013
$19,125	Total Sovereign Debt (cost $19,644,191)				18,508,583

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 0.7% (0.6% of Total Investments)
	Independent Power & Renewable Electricity Producers – 0.7%
$4,000	Clearway Energy Inc, 144A	3.250%	6/01/20	N/R	$3,950,250
$4,000	Total Convertible Bonds (cost $3,978,453)				3,950,250
	Total Long-Term Investments (cost $643,254,375)				643,510,983
	Borrowings – (37.3)% (6), (7)				(207,000,000)
	Other Assets Less Liabilities – 21.4%				118,872,712
	Net Assets Applicable to Common Shares – 100%				$555,383,695
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Tem Investments:
Corporate Bonds	$ —	$593,766,994	$ —	$593,766,994
Variable Rate Senior Loan Interests	—	27,285,156	—	27,285,156
Sovereign Debt	—	18,508,583	—	18,508,583
Convertible Bonds	—	3,950,250	—	3,950,250
Total	$ —	$643,510,983	$ —	$643,510,983

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(5)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(6)	Borrowings as a percentage of Total Investments is 32.2%.
(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.